UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                  Maxim Loomis Sayles Small-Cap Value Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Loomis Sayles Small-Cap Value Portfolio

2004 ended with a substantial rally that once again found small cap stocks leading the market higher. In fact, 2004 marks the sixth consecutive year small cap stocks - defined as the Russell 2000 Index - outperformed the large cap S&P 500 Index. Catalysts for the year-end rally seemed to be centered on the removal of uncertainty surrounding the national election and moderating energy prices. Investors once again focused upon strong corporate earnings growth and prospects for continued expansion into 2005. Stock selection was paramount to performance, as most sectors generated returns within a narrow range, with the exception of energy, which outperformed, and technology, which underperformed. The portfolio's valuation discipline and emphasis on higher quality investments was well suited for the market in 2004. Our emphasis on companies with improving cash flow, solid balance sheets, and niche markets - combined with attractive valuations - was largely in synch with generating good performance throughout the year. Stronger performing segments included economically sensitive industrials, transportation companies, and select advertising and media companies. Our technology and basic materials holdings were modest laggards. Our long-standing strategy remains in place: we seek misunderstood or undiscovered smaller companies operating in niche markets that are undervalued by the market. Our primary means to add value is through stock selection as opposed to making large sector or macro-economic bets. This strategy has served us well over the long term, and we are optimistic that our approach will serve us well in the markets ahead.


                     Maxim Loomis Sayles
                  Small-Cap Value Portfolio   Russell 2000 Index

   11/01/1994             10,000.00                10,000.00
   12/31/1995             12,996.00                12,844.00
   12/31/1996             16,906.50                14,968.10
   12/31/1997             21,048.59                18,295.71
   12/31/1998             20,568.68                17,886.32
   12/31/1999             20,480.23                21,688.95
   12/31/2000             25,342.24                21,033.95
   12/31/2001             28,981.39                21,557.69
   12/31/2002             24,781.99                17,142.68
   12/31/2003             33,277.25                25,242.59
   12/31/2004             40,651.49                29,869.56


Maxim Loomis Sayles Small-Cap Value Portfolio
Total Return -

One Year:                  22.16%
Five Year:                 14.69%
Ten Year:                  15.05%


Portfolio Inception:       11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Small-Cap Value Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


FEBRUARY 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years Ended
December 31, 2004 and 2003

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                $            167,433,236
      Cash                                                                                                         118,702
      Dividends receivable                                                                                         273,734
      Subscriptions receivable                                                                                     309,261
      Receivable for investments sold                                                                              353,338
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total assets                                                                                             168,488,271
                                                                                                    -----------------------
                                                                                                    -----------------------

LIABILITIES:
      Due to investment adviser                                                                                    152,299
      Redemptions payable                                                                                        1,026,090
      Payable for investments purchased                                                                          1,409,501
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total liabilities                                                                                          2,587,890
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            165,900,381
                                                                                                    =======================
                                                                                                    =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                               $                798,080
      Additional paid-in capital                                                                               120,782,062
      Net unrealized appreciation on investments                                                                41,235,694
      Accumulated net realized gain on investments                                                               3,084,545
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            165,900,381
                                                                                                    =======================
                                                                                                    =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $                  20.79
                                                                                                    =======================
                                                                                                    =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               200,000,000
      Outstanding                                                                                                7,980,815

(1)  Cost of investments in securities:                                                           $            126,197,542

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                     $                 65,684
     Dividends                                                                                                   1,875,228
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total income                                                                                                1,940,912
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
     Audit fees                                                                                                     11,862
     Bank and custodial fees                                                                                        25,861
     Investment administration                                                                                      81,871
     Management fees                                                                                             1,467,564
     Other expenses                                                                                                 21,089
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total expenses                                                                                              1,608,247

     Less amount reimbursed by investment adviser                                                                    5,716
                                                                                                    -----------------------
                                                                                                    -----------------------

     Net expenses                                                                                                1,602,531
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                              338,381
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           18,384,570
     Change in net unrealized appreciation on investments                                                       10,987,278
                                                                                                    -----------------------
                                                                                                    -----------------------

     Net realized and unrealized gain on investments                                                            29,371,848
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             29,710,229
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                                                            2004               2003
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                           $        338,381   $        110,241
     Net realized gain on investments                                                      18,384,570          8,760,704
     Change in net unrealized appreciation on investments                                  10,987,278         30,032,743
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net increase in net assets resulting from operations                                  29,710,229         38,903,688
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                              (228,176)          (111,441)
     From net realized gains                                                              (15,298,053)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Total distributions                                                                  (15,526,229)          (111,441)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     78,529,330         74,440,882
     Reinvestment of distributions                                                         15,526,229            111,441
     Redemptions of shares                                                                (82,229,575)       (96,593,752)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net increase (decrease) in net assets resulting from share transactions               11,825,984        (22,041,429)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Total increase in net assets                                                          26,009,984         16,750,818

NET ASSETS:
     Beginning of period                                                                  139,890,397        123,139,579
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     End of period  (1)                                                              $    165,900,381   $    139,890,397
                                                                                       ===============    ===============
                                                                                       ===============    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                   3,970,734          4,597,144
     Issued in reinvestment of distributions                                                  759,796              6,463
     Redeemed                                                                              (4,186,984)        (5,951,675)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net increase (decrease)                                                                  543,546         (1,348,068)
                                                                                       ===============    ===============
                                                                                       ===============    ===============

(1) Including undistributed net investment income                                    $                  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                    Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         18.81  $       14.02  $       17.06  $        15.96  $       13.35

Income from Investment Operations

Net investment income                                    0.03           0.01           0.03            0.08           0.11
Net realized and unrealized gain (loss)                  4.09           4.79          (2.98)           2.15           3.03
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               4.12           4.80          (2.95)           2.23           3.14
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.03)         (0.01)         (0.03)          (0.08)         (0.11)
From net realized gains                                 (2.11)                        (0.06)          (1.05)         (0.42)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (2.14)         (0.01)         (0.09)          (1.13)         (0.53)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         20.79  $       18.81  $       14.02  $        17.06  $       15.96
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           22.16%         34.28%        (14.49%)         14.36%         23.74%

Net Assets, End of Period ($000)              $       165,900  $     139,890  $     123,140  $      226,496  $     170,239

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                             1.09%          1.10%          1.09%           1.11%          1.16%
     - After Reimbursement #                            1.09%          1.10%          1.08%           1.10%          1.16%

Ratio of Net Investment Income to
     Average Net Assets:
     - Before Reimbursement                             0.23%          0.09%          0.32%           0.48%          0.87%
     - After Reimbursement #                            0.23%          0.09%          0.33%           0.49%          0.87%

Portfolio Turnover Rate                                64.38%         70.82%         89.28%          97.49%        122.31%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $91,458,239 and $98,018,329 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $126,457,979. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $41,807,446 and gross depreciation of securities in which there was an excess of tax cost over value of $832,189, resulting in net appreciation of $40,975,257.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           3,948,159             68,191
          Long-term capital gain                                                   11,578,070             43,250
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   15,526,229            111,441
                                                                              ================    ===============


      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      466,210
      Undistributed capital gains                                                                      2,878,772
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         3,344,982
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      40,975,257
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           44,320,239
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2004 the Portfolio reclassified $110,205 from undistributed net investment income to accumulated net realized gain on investment. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 26% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim Loomis Sayles Small-Cap Value Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.94%
     22,100 Allied Defense Group Inc*                                    491,725
     33,400 Moog Inc*                                                  1,514,690
     26,200 United Defense Industries Inc*                             1,237,950
                                                                      $3,244,365
AGRICULTURE --- 0.63%
     14,300 Scotts Co Class A*                                         1,051,336
                                                                      $1,051,336
AUTO PARTS & EQUIPMENT --- 2.21%
     35,400 ArvinMeritor Inc                                             791,898
     43,900 Commercial Vehicle Group Inc*                                958,337
     62,600 Cooper Tire & Rubber Co                                    1,349,030
     34,200 Dana Corp                                                    592,686
                                                                      $3,691,951
AUTOMOBILES --- 0.28%
     22,300 Monaco Coach Corp                                            458,711
                                                                        $458,711
BANKS --- 7.07%
     11,800 Alabama National BanCorp                                     761,100
     48,639 CVB Financial Corp                                         1,291,852
     16,800 Community Bancorp*                                           514,080
     33,900 East West Bancorp Inc                                      1,422,444
     21,225 First Midwest Bancorp Inc                                    770,255
     15,900 Iberiabank Corp                                            1,055,124
     47,100 Independent Bank Corp                                      1,404,993
     11,000 Pennsylvania Commerce Bancorp Inc*                           693,000
     30,600 Signature Bank*                                              990,216
     39,600 South Financial Group Inc                                  1,288,188
     30,300 Texas Regional Bancshares Inc                                990,204
     11,600 Wintrust Financial Corp                                      660,736
                                                                     $11,842,192
BROADCAST/MEDIA --- 1.00%
     57,200 General Cable Corp*                                          792,220
     52,700 Saga Communications Inc Class A*                             887,995
                                                                      $1,680,215
BUILDING MATERIALS --- 2.53%
     11,500 Eagle Materials Inc                                          993,025
     37,900 ElkCorp                                                    1,294,664
     67,850 Lennox International Inc                                   1,380,748
      9,200 Texas Industries Inc                                         573,896
                                                                      $4,242,333
CHEMICALS --- 3.08%
     31,800 Cytec Industries Inc                                       1,635,156
     26,400 Great Lakes Chemical Corp                                    752,136

     18,050 Lyondell Chemical Co                                         522,006
     43,250 Spartech Corp                                              1,171,643
     62,000 UAP Holding Corp*                                          1,070,740
                                                                      $5,151,681

COMMUNICATIONS - EQUIPMENT --- 1.36%
     61,800 Aspect Communications Corp*                                  688,452
     53,100 CommScope Inc*                                             1,003,590
     69,800 Powerwave Technologies Inc*                                  591,904
                                                                      $2,283,946
COMPUTER HARDWARE & SYSTEMS --- 1.29%
    142,200 Brocade Communications Systems Inc*                        1,086,408
     33,700 Imation Corp                                               1,072,671
                                                                      $2,159,079
COMPUTER SOFTWARE & SERVICES --- 2.10%
     36,100 Borland Software Corp*                                       421,648
    151,400 Digitas Inc*                                               1,445,870
     50,900 Foundry Networks Inc*                                        669,844
     15,900 Hyperion Solutions Corp*                                     741,258
     18,200 MRO Software Inc*                                            236,964
                                                                      $3,515,584
DISTRIBUTORS --- 1.46%
     73,000 BlueLinx Holdings Inc*                                     1,056,310
     32,700 Hughes Supply Inc                                          1,057,845
     22,400 Smart & Final Inc*                                           322,336
                                                                      $2,436,491
ELECTRIC COMPANIES --- 0.78%
     15,533 ALLETE Inc                                                   570,838
     13,200 NorthWestern Corp*                                           369,600
     14,000 Otter Tail Power Co*                                         357,420
                                                                      $1,297,858
ELECTRONIC INSTRUMENT & EQUIP --- 3.47%
     39,400 Aeroflex Inc*                                                477,528
     46,600 Ametek Inc                                                 1,662,222
    103,000 Artesyn Technologies Inc*                                  1,163,900
     16,600 Excel Technology Inc*                                        431,600
     24,500 Global Imaging Systems Inc*                                  967,750
     11,800 Rogers Corp*                                                 508,580
     13,300 Tech Data Corp*                                              603,820
                                                                      $5,815,400
ELECTRONICS - SEMICONDUCTOR --- 1.36%
     35,900 AMIS Holdings Inc*                                           593,068
     25,400 Cymer Inc*                                                   750,316
     41,900 DSP Group Inc*                                               935,627
                                                                      $2,279,011
ENGINEERING & CONSTRUCTION --- 1.39%
     11,700 ESCO Technologies Inc*                                       896,805
     34,700 Washington Group International Inc*                        1,431,375
                                                                      $2,328,180
FINANCIAL SERVICES --- 3.60%
      4,200 Advance America Cash Advance Centers Inc*                     96,180
     66,000 BankAtlantic Bancorp Inc Class B                           1,313,400
     43,400 BankUnited Financial Corp*                                 1,386,630
     27,900 Independence Community Bank Corp                           1,187,982
     21,500 National Financial Partners Corp                             834,200
     42,790 Oriental Financial Group                                   1,211,385
                                                                      $6,029,777
FOOD & BEVERAGES --- 1.70%
      8,500 J&J Snack Foods Corp*                                        416,755
     36,800 Lance Inc                                                    700,304
     41,300 Ralcorp Holdings Inc                                       1,731,706
                                                                      $2,848,765
HEALTH CARE RELATED --- 0.82%
     17,500 Kindred Healthcare Inc*                                      524,125
     24,600 LifePoint Hospitals Inc*                                     856,572
                                                                      $1,380,697
HOMEBUILDING --- 0.52%
     28,750 Levitt Corp                                                  878,888
                                                                        $878,888
HOTELS/MOTELS --- 0.74%
     35,900 Fairmont Hotels & Resorts Inc                              1,243,576
                                                                      $1,243,576
HOUSEHOLD GOODS --- 0.37%
     29,500 Tupperware Corp                                              611,240
                                                                        $611,240
INSURANCE RELATED --- 5.49%
     17,200 Amerus Group Co                                              779,160
     32,100 Delphi Financial Group Inc Class A                         1,481,415
     34,600 Endurance Specialty Holdings Ltd                           1,183,320
     75,200 KMG America Corp*                                            827,200
     46,400 Ohio Casualty Corp*                                        1,076,944
     18,600 Platinum Underwriters Holdings Ltd                           578,460
     27,700 ProAssurance Corp*                                         1,083,347
     22,500 Protective Life Corp                                         960,525
     29,300 RLI Corp                                                   1,218,001
                                                                      $9,188,372
INVESTMENT BANK/BROKERAGE FIRM --- 1.28%
     13,200 Amerco Inc*                                                  606,936
     20,150 CBL & Associated Properties Inc                            1,538,453
                                                                      $2,145,389
LEISURE & ENTERTAINMENT --- 1.78%
     42,342 Dover Downs Entertainment Inc                                554,680
     42,700 Multimedia Games Inc*                                        672,952
     29,400 Party City Corp*                                             380,142
     98,800 Six Flags Inc*                                               530,556
     60,400 Sunterra Corp*                                               848,016
                                                                      $2,986,346
MACHINERY --- 6.11%
     28,100 Albany International Corp Class A                            987,996
     39,200 Barnes Group Inc                                           1,039,192
     33,600 CLARCOR Inc                                                1,840,272
     38,600 Federal Signal Corp                                          681,676
     23,900 Harsco Corp                                                1,332,186
     37,650 IDEX Corp                                                  1,524,825
     13,100 Oshkosh Truck Corp                                           895,778
     33,500 Reliance Steel & Aluminum Co                               1,305,160
     26,100 Robbins & Myers Inc                                          621,963
                                                                     $10,229,048
MANUFACTURING --- 1.77%
     41,100 Actuant Corp Class A*                                      2,143,365
     18,900 McGrath Rentcorp                                             824,229
                                                                      $2,967,594
MEDICAL PRODUCTS --- 1.80%
     17,500 Analogic Corp                                                783,825
     30,700 Sybron Dental Specialties Inc*                             1,086,166
     27,900 Varian Inc*                                                1,144,179
                                                                      $3,014,170
MISCELLANEOUS --- 0.61%
     63,300 Perot Systems Corp Class A*                                1,014,699
                                                                      $1,014,699
OIL & GAS --- 4.65%
     26,600 ATP Oil & Gas Corp*                                          494,228
     30,300 Cal Dive International Inc*                                1,234,725
     58,800 Energy Partners Ltd*                                       1,191,876
     23,900 FMC Technologies Inc*                                        769,580
     28,700 Hydril Co*                                                 1,306,137
     62,200 Input/Output Inc*                                            549,848
     28,800 Patina Oil & Gas Corp                                      1,080,000
     25,600 Stone Energy Corp*                                         1,154,304
                                                                      $7,780,698
PHARMACEUTICALS --- 2.03%
     38,600 Andrx Group*                                                 842,638
     30,100 Par Pharmaceutical Cos Inc*                                1,245,538
     76,350 Perrigo Co                                                 1,318,565
                                                                      $3,406,741
POLLUTION CONTROL --- 1.23%
     69,900 WCA Waste Corp*                                              730,455
     38,625 Waste Connections Inc*                                     1,322,906
                                                                      $2,053,361
PRINTING & PUBLISHING --- 1.82%
     33,350 John Wiley & Sons Inc Class A                              1,161,914
     55,000 Journal Communications Inc                                   993,850
     24,300 Scholastic Corp*                                             898,128
                                                                      $3,053,892
RAILROADS --- 0.72%
     42,775 Genesee & Wyoming Inc*                                     1,203,261
                                                                      $1,203,261
REAL ESTATE --- 5.99%
     38,500 American Home Mortgage Investment Corp REIT                1,318,625
     23,500 Bedford Property Investors Inc REIT                          667,635
     38,800 Corporate Office Properties Trust REIT                     1,138,780
     99,900 Eagle Hospitality Properties Inc REIT*                     1,028,970
     36,300 First Potomac Realty Trust REIT                              827,640
     51,900 Highland Hospitality Corp REIT                               583,356
     39,700 LaSalle Hotel Properties REIT                              1,263,651
     40,100 Newcastle Investment Corp REIT                             1,274,378
     18,900 Ramco Gershenson Properties Trust REIT                       609,525
     55,100 Saxon Capital Inc REIT                                     1,321,849
                                                                     $10,034,409
RESTAURANTS --- 1.45%
     32,500 CBRL Group Inc                                             1,360,125
     53,000 Steak N Shake Co*                                          1,064,240
                                                                      $2,424,365
RETAIL --- 2.91%
     30,900 BJ's Wholesale Club Inc*                                     900,117
     21,600 Cost Plus Inc*                                               694,008
     18,000 Hot Topic Inc*                                               309,420

     29,800 Men's Wearhouse Inc*                                         952,408
     46,700 Pier 1 Imports Inc                                           919,990
     27,600 Rush Enterprises Inc*                                        447,948
     35,000 ShopKo Stores Inc*                                           653,800
                                                                      $4,877,691
SAVINGS & LOANS --- 1.63%
     39,232 Bank Mutual Corp                                             477,453
    105,500 Provident Bancorp Inc                                      1,391,545
     44,500 Provident Financial Services Inc                             861,965
                                                                      $2,730,963
SPECIALIZED SERVICES --- 5.82%
     32,700 ADVO Inc                                                   1,165,755
     46,600 Adesa Corp                                                   988,852
     25,700 BISYS Group Inc*                                             422,765
     37,700 Catalina Marketing Corp                                    1,117,051
     24,700 DiamondCluster International Inc*                            353,951
     51,100 Harte-Hanks Inc                                            1,327,578
     26,180 Hudson Highland Group Inc*                                   753,984
     25,400 Nalco Holding Co*                                            495,808
     43,550 RH Donnelley Corp*                                         2,571,628
     14,300 Vertrue Inc*                                                 540,111
                                                                      $9,737,483
TELEPHONE & TELECOMMUNICATIONS --- 1.84%
     29,400 Anaren Microwave Inc*                                        381,024
     19,300 Commonwealth Telephone Enterprises Inc*                      958,438
     23,700 Comtech Telecommunications Corp*                             891,357
     39,700 Iowa Telecommunications Services Inc                         856,329
                                                                      $3,087,148
TEXTILES --- 0.29%
     18,900 Fossil Inc*                                                  484,596
                                                                        $484,596
TRANSPORTATION --- 3.18%
     66,700 Laidlaw International Inc*                                 1,427,380
     17,400 Landstar System Inc*                                       1,281,336
     27,900 Marten Transport Ltd*                                        634,167
     28,100 Old Dominion Freight Line Inc*                               977,880
     40,600 West Marine Inc*                                           1,004,850
                                                                      $5,325,613
UTILITIES --- 2.44%
     44,100 AGL Resources Inc                                          1,465,884
     11,500 Energen Corp                                                 677,925
     34,200 ONEOK Inc                                                    971,964
     40,110 Southern Union Co                                            961,838
                                                                      $4,077,611
WATER --- 0.44%
     28,500 American States Water Co                                     741,000
                                                                        $741,000

TOTAL COMMON STOCK --- 94.98%                                       $159,035,726
(Cost $117,800,032)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  8,398,000 Fannie Mae                                                 8,397,510
                  1.065%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 5.02%                                $8,397,510
(Cost $8,397,510)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $167,433,236
(Cost $126,197,542)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Porfolio
December 31, 2004

                                                                              % of Portfolio
                  Sector                              Value ($)                 Investments
--------------------------------------------    ----------------------    ------------------------
--------------------------------------------    ----------------------    ------------------------
Communications                                              7,051,309                       4.21%
Consumer Products & Services                               29,544,140                      17.65%
Financial Services                                         41,971,102                      25.07%
Health Care Related                                         7,801,608                       4.66%
Industrial Products & Services                             30,026,089                      17.93%
Natural Resources                                           8,832,034                       5.27%
Short Term Investments                                      8,397,510                       5.02%
Technology                                                 17,013,439                      10.16%
Transportation                                             10,679,536                       6.38%
Utilities                                                   6,116,469                       3.65%
                                                ----------------------    ------------------------
                                                ----------------------    ------------------------
                                                        $ 167,433,236                     100.00%
                                                ======================    ========================
                                                ======================    ========================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Loomis Sayles Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)          (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,128.72           $ 5.83

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,019.66           $ 5.53

*Expenses are equal to the Portfolio's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005